First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
January 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 86.6%
	Brazil – 12.2%
35,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/23	$6,471,784
70,950,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	12,977,456
65,450,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	11,810,555
9,200,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	1,624,958
				32,884,753
	Chile – 4.4%
5,660,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP)	4.50%	03/01/26	6,788,222
3,570,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP) (a) (b)	4.70%	09/01/30	4,189,299
810,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP)	5.00%	03/01/35	946,677
				11,924,198
	Colombia – 7.7%
4,201,000,000	Colombian TES (COP)	7.00%	05/04/22	1,070,914
35,924,000,000	Colombian TES (COP)	7.50%	08/26/26	8,792,112
24,500,000,000	Colombian TES (COP)	6.00%	04/28/28	5,408,164
23,100,000,000	Colombian TES (COP)	7.75%	09/18/30	5,452,653
				20,723,843
	Czech Republic – 1.9%
114,920,000	Czech Republic Government Bond (CZK) (b)	2.40%	09/17/25	5,101,725
	Hungary – 4.8%
806,000,000	Hungary Government Bond (HUF)	5.50%	06/24/25	2,621,441
2,066,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	7,224,504
1,130,000,000	Hungary Government Bond (HUF)	3.00%	08/21/30	3,107,948
				12,953,893
	India – 0.2%
40,000,000	India Government Bond (INR)	6.10%	07/12/31	512,178
	Indonesia – 11.9%
119,090,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	9,290,709
71,577,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	5,725,861
43,540,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	3,115,190
140,993,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	11,004,356
40,076,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	3,093,058
				32,229,174
	Israel – 1.9%
11,255,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	4,446,231
2,365,000	Israel Government Bond - Fixed (ILS)	2.25%	09/28/28	800,753
				5,246,984
	Malaysia – 4.7%
19,535,000	Malaysia Government Bond (MYR)	4.18%	07/15/24	4,810,707
32,480,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	7,858,792
				12,669,499
	Mexico – 4.8%
153,770,000	Mexican Bonos (MXN)	7.50%	06/03/27	7,432,684
51,250,000	Mexican Bonos (MXN)	8.50%	05/31/29	2,610,837
40,920,000	Mexican Bonos (MXN)	7.75%	05/29/31	1,992,579

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Mexico (Continued)
13,660,000	Mexican Bonos (MXN)	10.00%	11/20/36	$792,009
				12,828,109
	Peru – 5.8%
6,670,000	Peru Government Bond (PEN)	8.20%	08/12/26	1,959,443
26,975,000	Peru Government Bond (PEN)	6.95%	08/12/31	7,422,633
5,850,000	Peru Government Bond (PEN)	6.15%	08/12/32	1,508,133
18,060,000	Peru Government Bond (PEN)	6.90%	08/12/37	4,736,648
				15,626,857
	Philippines – 2.3%
60,000,000	Philippine Government International Bond (PHP)	3.90%	11/26/22	1,168,198
226,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	4,918,622
				6,086,820
	Poland – 4.0%
545,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	134,509
13,830,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/26	3,187,133
33,350,000	Republic of Poland Government Bond (PLN)	2.75%	04/25/28	7,616,786
				10,938,428
	Romania – 4.7%
12,780,000	Romania Government Bond (RON)	5.85%	04/26/23	2,956,609
32,265,000	Romania Government Bond (RON)	4.50%	06/17/24	7,310,864
10,935,000	Romania Government Bond (RON)	4.75%	02/24/25	2,482,100
				12,749,573
	South Africa – 10.4%
185,875,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	13,381,912
44,210,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	2,595,072
170,170,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	9,949,044
14,640,000	Republic of South Africa Government Bond (ZAR)	8.50%	01/31/37	810,915
24,950,000	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	1,417,702
				28,154,645
	Thailand – 3.8%
48,470,000	Thailand Government Bond (THB)	3.63%	06/16/23	1,516,185
64,800,000	Thailand Government Bond (THB)	2.13%	12/17/26	2,015,606
53,400,000	Thailand Government Bond (THB)	1.60%	12/17/29	1,566,403
150,360,000	Thailand Government Bond (THB)	3.65%	06/20/31	5,097,357
				10,195,551
	Turkey – 1.1%
21,800,000	Turkey Government Bond (TRY)	9.00%	05/04/22	1,621,058
23,800,000	Turkey Government Bond (TRY)	10.60%	02/11/26	1,259,661
				2,880,719
	Total Foreign Sovereign Bonds and Notes			233,706,949
	(Cost $260,147,547)
FOREIGN CORPORATE BONDS AND NOTES – 6.3%
	Supranationals – 6.3%
100,000,000	African Development Bank (ZAR)	(c)	04/05/46	937,541
723,500,000	Asian Development Bank (INR)	6.20%	10/06/26	9,718,736

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Supranationals (Continued)
51,050,000	International Finance Corp. (INR)	5.85%	11/25/22	$686,710
337,000,000	International Finance Corp. (INR)	6.30%	11/25/24	4,584,031
83,500,000	International Finance Corp. (MXN)	(c)	02/22/38	1,198,582
	Total Foreign Corporate Bonds and Notes			17,125,600
	(Cost $18,364,660)

Total Investments – 92.9%	250,832,549
(Cost $278,512,207)
Net Other Assets and Liabilities – 7.1%	19,081,778
Net Assets – 100.0%	$269,914,327

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2022	Sale Value as of 1/31/2022	Unrealized Appreciation/ (Depreciation)
02/18/22	BBH	CNH	11,250,000	USD	1,767,003	$ 1,763,622	$ 1,767,003	$ (3,381)
02/18/22	SG	CNH	9,000,000	USD	1,414,405	1,410,897	1,414,405	(3,508)
02/18/22	SG	IDR	94,600,000,000	USD	6,585,648	6,570,744	6,585,648	(14,904)
02/18/22	SG	INR	685,300,000	USD	9,177,804	9,168,880	9,177,804	(8,924)
02/18/22	SG	KRW	4,000,000,000	USD	3,361,684	3,316,613	3,361,684	(45,071)
02/18/22	BBH	MXN	26,800,000	USD	1,312,305	1,296,021	1,312,305	(16,284)
02/18/22	BNS	PEN	5,300,000	USD	1,373,377	1,374,958	1,373,377	1,581
02/18/22	SG	PHP	248,530,000	USD	4,810,379	4,873,071	4,810,379	62,692
02/18/22	BBH	PLN	10,000,000	USD	2,512,405	2,448,155	2,512,405	(64,250)
02/18/22	SG	RUB	590,000,000	USD	7,650,038	7,604,455	7,650,038	(45,583)
02/18/22	BNS	RUB	990,000,000	USD	12,846,632	12,760,018	12,846,632	(86,614)
02/18/22	BBH	THB	50,000,000	USD	1,505,956	1,501,585	1,505,956	(4,371)
02/18/22	BNS	USD	3,238,497	BRL	18,485,000	3,326,914	3,467,716	(140,802)
02/18/22	BNS	USD	1,335,276	CLP	1,100,000,000	1,335,276	1,371,024	(35,748)
02/18/22	BNS	USD	2,478,191	COP	10,200,000,000	2,513,895	2,578,911	(65,016)
02/18/22	BBH	USD	2,650,277	CZK	57,000,000	2,650,277	2,627,349	22,928
02/18/22	BBH	USD	4,009,735	HUF	1,260,000,000	4,009,735	3,975,694	34,041
02/18/22	BBH	USD	2,416,575	ILS	7,550,000	2,416,575	2,385,820	30,755
Net Unrealized Appreciation / (Depreciation)								$(382,459)

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia
SG	Societe Generale

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $4,189,299 or 1.6% of net assets.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Zero coupon bond.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Credit Quality †	% of Total Investments (including cash)
AAA	6.3%
AA	1.9
AA-	1.9
A+	4.4
A	8.7
A-	9.6
BBB+	7.0
BBB	24.4
BBB-	4.9
BB	22.6
BB-	1.1
Cash	7.2
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Currency Exposure Diversification	% of Total Investments (including cash)††
IDR	14.4%
ZAR	11.0
BRL	10.9
INR	9.1
RUB	7.5
COP	6.7
PEN	6.3
MXN	5.7
RON	5.2
PLN	4.9
MYR	4.7
THB	4.4
PHP	4.1
CLP	4.0
HUF	3.3
KRW	1.2
CNH	1.2
TRY	1.1
ILS	1.1
CZK	0.9
USD	(7.7)
Total	100.0%

††	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 233,706,949	$ —	$ 233,706,949	$ —
Foreign Corporate Bonds and Notes*	17,125,600	—	17,125,600	—
Total Investments	250,832,549	—	250,832,549	—
Forward Foreign Currency Contracts	151,997	—	151,997	—
Total	$ 250,984,546	$—	$ 250,984,546	$—

LIABILITIES TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (534,456)	$ —	$ (534,456)	$ —

*	See Portfolio of Investments for country breakout.